March 29, 2024

Securities and Exchange Commission

100 F Street NW

Washington DC 20549

RE:	SATURNA INVESTMENT TRUST
CIK #0000811860

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Saturna Investment Trust (1933 Act File No. 33-13247; 1940 Act File No. 811-05071) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to the series of the Registrant and the classes thereof listed on Schedule A attached hereto would not have differed from those contained in Post-Effective Amendment No. 64 (“Amendment No. 64”) to the Registrant’s Registration Statement and (b) that Amendment No. 64 was filed electronically.

If you have any questions or comments concerning this filing, please contact me at (360) 594-9900 Ext. 1804.

Yours truly,

/s/ Elliot S. Cohen
Elliot S. Cohen
Secretary
Saturna Investment Trust

Schedule A

FUND	CLASSES
Sextant Growth Fund	Investor Shares, Z Shares
Sextant International Fund	Investor Shares, Z Shares
Sextant Core Fund
Sextant Short-Term Bond Fund
Sextant Bond Income Fund
Sextant Global High Income Fund
Saturna Sustainable Equity Fund
Saturna Sustainable Bond Fund